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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-54047



              SUPPLEMENT DATED JUNE 18, 2001 TO THE PROSPECTUS OF
        MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
                                CLASS Y SHARES
                               DATED MAY 1, 2001


     AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES IS RENAMED MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES. All references in the current Prospectus to "Morgan Stanley Dean Witter Select Dimensions Investment Series" or "the Fund" apply to Morgan Stanley Select Dimensions Investment Series.


     AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER ADVISORS INC., THE FUND'S INVESTMENT MANAGER, IS RENAMED MORGAN STANLEY INVESTMENT ADVISORS INC. All references in the current Prospectus to "Morgan Stanley Dean Witter Advisors Inc.," or "the Investment Manager" apply to Morgan Stanley Investment Advisors Inc.


     AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., A SUBSIDIARY OF MORGAN STANLEY DEAN WITTER ADVISORS INC. THAT PERFORMS CERTAIN ADMINISTRATIVE SERVICES FOR THE FUND, IS RENAMED MORGAN STANLEY SERVICES COMPANY INC. All references in the current Prospectus to "Morgan Stanley Dean Witter Services Company Inc." apply to Morgan Stanley Services Company Inc.